Business Combinations - Narrative (2025) (Details) $ / shares in Units, £ in Millions, $ in Millions								12 Months Ended
	Dec. 01, 2025 USD ($)	Oct. 01, 2025 USD ($) installment	Sep. 30, 2025	Jul. 01, 2025 USD ($) subsidiary	Jul. 01, 2025 GBP (£)	Mar. 27, 2025 USD ($)	Mar. 25, 2025 USD ($) $ / shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jul. 01, 2025 GBP (£) subsidiary
Disclosure of detailed information about business combination [line items]
Consideration transferred								$ 401.5	$ 11.3
Cash consideration								303.5	11.3
Gain recognised in bargain purchase transaction								3.6	0.0	$ 0.3
Acquisition costs								1.5	0.0	1.8
Consideration payment								$ 241.6	$ 11.0	$ 90.3
Aarna Capital Limited
Disclosure of detailed information about business combination [line items]
Consideration transferred						$ 58.9
Cash consideration						$ 58.9
Percentage of voting equity interests acquired						100.00%
Fixed premium						$ 48.5
Net asset value						10.4
Trade receivables						162.0
Acquisition-related costs						2.4
Revenue of combined entity since acquisition date						16.7
Profit (loss) of combined entity since acquisition date						5.1
Revenue of acquirees since beginning of period						4.6
Profit (loss) of acquirees since beginning of period						3.0
Brokerage						$ 114.2
Darton Group Limited
Disclosure of detailed information about business combination [line items]
Consideration transferred							$ 8.7
Percentage of voting equity interests acquired							100.00%
Revenue of combined entity since acquisition date							$ 5.7
Profit (loss) of combined entity since acquisition date							4,500.0
Revenue of acquirees since beginning of period							7.4
Profit (loss) of acquirees since beginning of period							$ 8.4
Business combinations (in dollars per share) | $ / shares							$ 1.3
Gain recognised in bargain purchase transaction							$ 3.6
Other debtor receivables							6.8
Acquisition costs							0.1
Pre-existing loan receivable							8.7
Settlement of pre-existing liability							$ 8.7
Hamilton Court Group
Disclosure of detailed information about business combination [line items]
Consideration transferred				$ 151.8
Cash consideration		$ 6.6		$ 62.5							£ 20.6
Percentage of voting equity interests acquired				100.00%							100.00%
Trade receivables				$ 75.3
Acquisition-related costs				1.3
Revenue of combined entity since acquisition date				38.5
Profit (loss) of combined entity since acquisition date				8.7
Revenue of acquirees since beginning of period				37.5
Profit (loss) of acquirees since beginning of period				11.5
Consideration payment | £					£ 64.4
Withheld consideration				$ 1.9
Number of wholly owned subsidaries | subsidiary				5							5
Number of not wholly owned subsidaries | subsidiary				3							3
Proportion of ownership interests held by non-controlling interests		13.00%	49.90%
Equity interests of acquirer		$ 3.9
Number of contingent consideration installments | installment		2
Settlement of pre-existing liability				$ 87.4
Agrinvest Commodities
Disclosure of detailed information about business combination [line items]
Consideration transferred				18.8
Cash consideration				$ 18.8
Percentage of voting equity interests acquired				100.00%							100.00%
Fixed premium				$ 16.5
Trade receivables				0.9
Acquisition-related costs				0.5
Revenue of combined entity since acquisition date				6.2
Profit (loss) of combined entity since acquisition date				1.1
Revenue of acquirees since beginning of period				5.0
Profit (loss) of acquirees since beginning of period				1.7
Consideration payment				$ 18.8
Winterflood Securities
Disclosure of detailed information about business combination [line items]
Consideration transferred	$ 163.3
Cash consideration	$ 163.3
Percentage of voting equity interests acquired	100.00%
Fixed premium	$ 19.8
Net asset value	117.0
Trade receivables	1,079.0
Acquisition-related costs	3.0
Revenue of combined entity since acquisition date	7.0
Profit (loss) of combined entity since acquisition date	0.5
Revenue of acquirees since beginning of period	101.5
Profit (loss) of acquirees since beginning of period	2.6
Settlement of pre-existing liability	26.5
Edgemere Terminals Limited
Disclosure of detailed information about business combination [line items]
Goodwill recognised as of acquisition date	2.9
Contribution to cash flow	$ 2.6